Stock-Based Compensation (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2021
Stock-Based Compensation (Details) [Line Items]
Sale of common stock (in Shares)		723,008	723,008
Deferred stock based compensation	$ 1,372,435	$ 1,372,435
Amortized	165,162
Deferred compensation	1,170,800	1,335,962
Expenses	$ 662,464	662,464
Option to purchase of shares (in Shares)	10,000
Advisor price per share (in Dollars per share)
Common stock shares (in Shares)	10,000
Price per share (in Dollars per share)	$ 2
weighted average fair value per value (in Dollars per share)	$ 1.5
Stock based compensation	$ 29,668	$ 36,473
Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Advisor price per share (in Dollars per share)	$ 2
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Price per share (in Dollars per share)		$ 104	$ 104
Vesting term	2 years	2 years
Expiring	10 years
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Price per share (in Dollars per share)		$ 195	$ 195
Vesting term	4 years	4 years
Expiring	5 years